Document and Entity Information	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	STEALTH BIOTHERAPEUTICS CORP
Entity Central Index Key	0001696396
Current Fiscal Year End Date	--12-31
Entity File Number	001-38810
Entity Address, Address Description	c/o Intertrust Corporate Services (Cayman) Limited
Entity Address, Address Line One	190 Elgin Avenue, George Town
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	KY1-9005
Entity Address, Country	KY